Related Party Disclosures - Summary of Transactions Between Related Parties Outstanding Balances (Details) - Other related parties - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Outstanding balances	€ 0.3	€ 0.5
ATHOS KG
Disclosure of transactions between related parties [line items]
Outstanding balances	€ 0.3	€ 0.5